Revenue - product sales and recycling services	9 Months Ended
Sep. 30, 2023
Product sales revenue [Abstract]
Revenue - product sales and recycling services	Revenue – product sales and recycling services

For the	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Product revenue recognized in the period	$3.5	$4.4	$15.7	$12.0
Fair value pricing adjustments	—	(2.1)	(6.0)	(2.4)
Product sales	3.5	2.3	9.7	9.6
Recycling services	1.2	0.5	2.2	1.2
Revenue	$4.7	$2.8	$11.9	$10.8

For the	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Product revenue recognized in the period	$3.5	$4.4	$15.7	$12.0
Recycling services	1.2	0.5	2.2	1.2
Total revenue before FV pricing adjustment	$4.7	$4.9	$17.9	$13.2

Product revenue from black mass and black mass equivalents ("Black Mass & Equivalents" or "BM&E") and shredded metal, and the related trade accounts receivable, are measured at initial recognition using provisional prices for the constituent metals at the time of initial recognition. Any unsettled sales at the end of each reporting period are remeasured using the market prices of the constituent metals at the period end. Changes in fair value are recognized as an adjustment to product revenue, and the related accounts receivable, and can result in gains and losses when the applicable metal prices increase or decrease from the date of initial recognition.

Refer to Note 21 for the impact of movements in the cobalt and nickel prices.